Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2021 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 224,274
Additional provisions	12,974
Amounts used	(23,483)
Unused amounts reversed	(74)
Amortization of discount and effect of change in discount rate	(46)
Others	154
Ending balance	213,799
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	141,201
Amounts used	(18,798)
Amortization of discount and effect of change in discount rate	(122)
Ending balance	122,281
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	83,073
Additional provisions	12,974
Amounts used	(4,685)
Unused amounts reversed	(74)
Amortization of discount and effect of change in discount rate	76
Others	154
Ending balance	¥ 91,518